PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments Abstract
SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS

	2024	2023
	USD	USD
Advance payments made for:
Purchase of flooring and decking products (Note 1)	3,529,149	4,420,000
Purchase of logs (Note 2)	257,458	625,272
Harvesting work in concessions and wood processing services (Note 3)	1,704,695	1,980,680
Harvesting cost (Note 4)	400,860	1,568,630
Prepayment for acquisition of property, plant and equipment (Note 5)	-	300,000
Others (Note 6)	400,327	226,252
	6,292,489	9,120,834
Less: Amounts to be utilized within 12 months shown under current assets	(6,292,489)	(8,820,834)
Amounts to be utilized after 12 months shown under non-current assets	-	300,000

Notes:

1.	Included in the prepayments, USD3.5 million (2023: USD4.4 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.

2.	Included in the prepayments, USD0.3 million (2023: USD0.6 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production.

3.	Included in the prepayments, USD1.7 million (2023: USD2.0 million) was advanced for harvesting work in our timber concessions and wood processing services. Provision for impairment of prepayments amounted to USD35,465 as at December 31, 2024 (2023: Nil)

4.	Included in the prepayments, USD0.4 million (2023: USD1.6 million) was the harvesting cost to be transferred to inventories upon the receipt of logs. Provision for impairment of prepayments amounted to USD624,423 as at December 31, 2024 (2023: Nil)

5.	At December 31, 2023, included in the prepayments was an initial payment of USD0.3 million upon signing of a contract by a subsidiary for acquiring a property in Peru at a sum of USD1.0 million. In February 2024, the property has been transferred to the Group. The Group’s capital commitment is disclosed in Note 26.

6.	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses.